Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business
5)	BUSINESS COMBINATIONS, DISCONTINUED OPERATIONS, SALE OF OTHER DISPOSAL GROUPS AND SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

5.1)	BUSINESS COMBINATIONS
In January 2020 and April 2020 a subsidiary of CEMEX in Israel acquired a ready-mix
business from Netivei Noy for an amount in shekels equivalent to $33. As of December 31, 2020, based on the preliminary valuation of the fair values of the assets acquired and liabilities assumed, the net assets of Netivei Noy amounted to $33 and goodwill was determined in the amount of $2.

In August 2018, a subsidiary of CEMEX in the United Kingdom acquired all the shares of the ready-mix
producer Procon Readymix Ltd for an amount in pounds sterling equivalent to $22. The net assets of Procon amounted to $10 and goodwill was determined in the amount of $12.

5.2)	DISCONTINUED OPERATIONS
On August 3, 2020, through a subsidiary in the United Kingdom, CEMEX concluded the sale to Breedon Group plc of certain assets for an amount in Pounds equivalent to $230, including $30 of debt. The assets sold consisted of 49 ready-mix
plants, 28 aggregate quarries, four depots, one cement terminal, 14 asphalt plants, four concrete products operations, as well as a portion of CEMEX’s paving solutions business in the United Kingdom. CEMEX retained significant operations in the United Kingdom related with the production and sale of cement, ready-mix
concrete, aggregates, asphalt and paving solutions. As of December 31, 2019, the assets and liabilities associated with this segment under negotiation in the United Kingdom were presented in the statement of financial position within the line items of “Assets held for sale,” including a proportional allocation of goodwill of $47, and “Liabilities directly related to assets held for sale,” respectively. Moreover, for purposes of the statements of operations for the period from January 1 to August 3, 2020, including in 2020 a loss on sale of $57 net of the proportional allocation of goodwill mentioned above, and the years ended December 31, 2019 and 2018 the operations related to this segment are presented net of tax in the single line item “Discontinued operations.”
On March 6, 2020, CEMEX concluded the sale to Eagle Materials Inc. of its U.S. subsidiary Kosmos Cement Company (“Kosmos”), a partnership with a subsidiary of Buzzi Unicem S.p.A. in which CEMEX held a 75% interest, for a total consideration of $665, of which the proceeds to CEMEX were $499. The assets sold consisted of Kosmos’ cement plant in Louisville, Kentucky, as well as related assets which include seven distribution terminals and raw material reserves. As of December 31, 2019, the assets and liabilities associated with this sale in the United States were presented in the statement of financial position within the line items of “assets held for sale,” including a proportional allocation of goodwill of $291, and “liabilities directly related to assets held for sale,” respectively. Moreover, CEMEX’s statements of operations present the operations related to this segment from January 1 to March 6, 2020, including in 2020 a gain on sale of $14 net of the proportional allocation of goodwill mentioned above, and for the years ended December 31, 2019 and 2018, respectively, net of income tax in the single line item “Discontinued operations.”
On June 28, 2019, after obtaining customary authorizations, CEMEX concluded with several counterparties the sale of its ready-mix
and aggregates business in the central region of France for an aggregate price in euro equivalent to $36. CEMEX’s operations of these disposed assets in France for the period from January 1 to June 28, 2019 and for the year ended December 31, 2018 are reported in the statements of operations, net of income tax, in the single line item “Discontinued operations,” including in 2019 a gain on sale of $17 net of a proportional allocation of goodwill related to this reporting segment of $8.
On May 31, 2019, CEMEX concluded the sale of its aggregates and ready-mix
assets in the North and North-West regions of Germany to GP Günter Papenburg AG for a price in euro equivalent to $97. The assets divested in Germany consisted of four aggregates quarries and four ready-mix
facilities in North Germany, and nine aggregates quarries and 14 ready-mix
facilities in North-West Germany. CEMEX’s operations of these disposed assets for the period from January 1 to May 31, 2019 and for the year ended December 31, 2018 are reported in the statements of operations, net of income tax, in the single line item “Discontinued operations,” including in 2019 a gain on sale of $59.

On March 29, 2019, CEMEX closed the sale of assets in the Baltics and Nordics to the German building materials group Schwenk for a price in euro equivalent to $387. The Baltic assets divested consisted of one cement production plant in Broceni with a production capacity of approximately 1.7 million tons, four aggregates quarries, two cement quarries, six ready-mix
plants, one marine terminal and one land distribution terminal in Latvia. The assets divested also included CEMEX’s 37.8%
non-controlling
interest in Akmenes Cementas AB owner of a cement production plant in Akmene in Lithuania with a production capacity of approximately 1.8 million tons, as well as the exports business to Estonia. The Nordic assets divested consisted of three import terminals in Finland, four import terminals in Norway and four import terminals in Sweden. CEMEX’s operations of these disposed assets for the period from January 1 to March 29, 2019 and for the year ended December 31, 2018 are reported in the statements of operations, net of income tax, in the single line item “Discontinued operations,” including in 2019 a gain on sale of $66.
On March 29, 2019, CEMEX signed a binding agreement with Çimsa Çimento Sanayi Ve Ticaret A.Ş. to divest CEMEX’s white cement business, except for Mexico and the U.S., for an initial price of $180 subject to adjustments, including its Buñol cement plant in Spain and its white cement customer list. The transaction is pending for approval from regulators. CEMEX currently expects it could close this divestment during the first quarter of 2021. As of December 31, 2020, and 2019 the assets and liabilities associated with the white cement business were presented in the Statement of Financial Position within the line items of “Assets and liabilities directly related to assets held for sale”, as correspond. CEMEX’s operations of these assets in Spain for the years ended December 31, 2020, 2019 and 2018 are reported in the statements of operations, net of income tax, in the single line item “Discontinued operations.”
On September 27, 2018, CEMEX concluded the sale of its construction materials operations in Brazil (the “Brazilian Operations”) through the sale to Votorantim Cimentos N/NE S.A. of all the shares of CEMEX’s Brazilian subsidiary Cimento Vencemos Do Amazonas Ltda, consisting of a fluvial cement distribution terminal located in Manaus, Amazonas province, as well as the operation license for a price of $31. CEMEX’s Brazilian Operations for the period from January 1 to September 27, 2018 are reported in the statements of operations, net of income tax, in the single line item “Discontinued operations” net of a gain on sale of $12.
As of December 31, 2020, the following table presents condensed combined information of the statement of financial position for the assets held for sale in Spain, as mentioned above:

		2020
Current assets	$	4
Non-current assets		103

Total assets of the disposal group		107
Current liabilities		—
Non-current liabilities		—

Total liabilities directly related to disposal group		—

Total net assets of disposal group	$	107

In addition, the following table presents condensed combined information of the statements of operations of CEMEX’s discontinued operations previously mentioned in: a) the United Kingdom for the period from January 1 to August 3, 2020 and for the years ended December 31, 2019 and 2018; b) the United States related to Kosmos for the period from January 1 to March 6, 2020 and for the years ended December 31, 2019 and 2018; c) France for the period from January 1 to June 28, 2019 and for the year ended December 31, 2018; d) Germany for the period from January 1 to May 31, 2019 and for the year ended December 31, 2018; e) the Baltics and Nordics for the period from January 1 to March 29, 2019 and for the year ended December 31, 2018; f) Spain for the years ended December 31, 2020, 2019 and 2018; and g) Brazil for the period from January 1 to September 27, 2018:

		2020	2019	2018
Revenues	$	189	572	868
Cost of sales and operating expenses		(184)	(534)	(792)
Other income (expenses), net		(5)	1	(1)
Financial expenses, net and others		—	—	(2)

Earnings before income tax		—	39	73
Income tax		(75)	(6)	(7)

Result of discontinued operations		(75)	33	66
Net disposal result		(45)	55	11

Net result of discontinued operations	$	(120)	88	77

5.3)	SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS
Reportable segments represent the components of CEMEX that engage in business activities from which CEMEX may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s top management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. CEMEX operates geographically and by business on a regional basis.
Beginning April 1, 2020 and for subsequent periods, the geographical regions Europe and Asia, Middle East and Africa (“AMEA”) were merged and reorganized under a single regional president and was denominated Europe, Middle East, Africa and Asia (“EMEAA”). For the reported periods, the Company’s operations were organized in four geographical regions, each under the supervision of a regional president, as follows: 1) Mexico, 2) United States, 3) EMEAA and 4) South, Central America and the Caribbean (“SCA&C”). The accounting policies applied to determine the financial information by reportable segment are consistent with those described in note 3.
Considering similar regional and economic characteristics and/or materiality, certain countries have been aggregated and presented as single line items as follows: a) “Rest of EMEAA” refers mainly to CEMEX’s operations and activities in Poland, the Czech Republic, Croatia, Egypt and the United Arab Emirates; b) “Rest of SCA&C” refers mainly to CEMEX’s operations and activities in Costa Rica, Puerto Rico, Nicaragua, Jamaica, the Caribbean, Guatemala and El Salvador, excluding the operations of Trinidad Cement Limited (“TCL”); and c) “Caribbean TCL” refers to TCL’s operations mainly in Trinidad and Tobago, Jamaica, Guyana and Barbados. The segment “Others” refers to: 1) cement trade maritime operations, 2) Neoris N.V., CEMEX’s subsidiary involved in the business of information technology solutions, 3) the Parent Company, other corporate entities and finance subsidiaries, and 4) other minor subsidiaries with different lines of business.

Selected information of the consolidated statements of operations by reportable segment for the years 2020, 2019 and 2018, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 14.1, was as follows:

2020		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	2,812	(134)	2,678	931	148	783	(46)	(31)	(4)
United States		3,994	(1)	3,993	747	440	307	(1,350)	(53)	(20)
EMEAA
United Kingdom		739	—	739	88	67	21	(73)	(9)	(77)
France		795	—	795	76	49	27	(1)	(12)	3
Germany		489	(37)	452	67	28	39	(3)	(2)	(3)
Spain		319	(16)	303	25	39	(14)	(195)	(3)	(9)
Philippines 1		398	—	398	118	46	72	(1)	2	2
Israel		754	—	754	115	28	87	—	(4)	1
Rest of EMEAA		959	(16)	943	149	81	68	(27)	(5)	(22)
SCA&C
Colombia 2		404	—	404	86	25	61	(14)	(5)	(13)
Panama 2		80	(7)	73	12	16	(4)	(19)	(1)	1
Caribbean TCL 3		251	(7)	244	65	22	43	(9)	(6)	(8)
Dominican Republic		229	(11)	218	84	8	76	(5)	(1)	4
Rest of SCA&C 2		508	(17)	491	124	19	105	(41)	(2)	15
Others		957	(472)	485	(227)	101	(328)	5	(645)	20

Continuing operations		13,688	(718)	12,970	2,460	1,117	1,343	(1,779)	(777)	(110)
Discontinued operations		189	—	189	14	9	5	(5)	—	—

Total	$	13,877	(718)	13,159	2,474	1,126	1,348	(1,784)	(777)	(110)

2019		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	2,897	(105)	2,792	969	159	810	(48)	(36)	(1)
United States		3,780	—	3,780	629	392	237	(22)	(64)	(13)
EMEAA
United Kingdom		749	—	749	119	69	50	(2)	(11)	(17)
France		869	—	869	94	48	46	(4)	(11)	—
Germany		439	(25)	414	65	28	37	3	(3)	(4)
Spain		319	(25)	294	16	34	(18)	(8)	(2)	2
Philippines 1		458	—	458	117	38	79	1	6	4
Israel		660	—	660	89	23	66	—	(2)	1
Rest of EMEAA		958	(14)	944	132	71	61	(7)	(7)	26
SCA&C
Colombia 2		504	—	504	90	29	61	(21)	(4)	(3)
Panama 2		181	(2)	179	48	17	31	(9)	(1)	—
Caribbean TCL 3		248	(8)	240	56	23	33	(2)	(6)	(4)
Dominican Republic		245	(17)	228	84	9	75	(1)	—	—
Rest of SCA&C 2		511	(17)	494	107	20	87	(60)	(3)	(6)
Others		1,104	(579)	525	(237)	85	(322)	(167)	(567)	(56)

Continuing operations		13,922	(792)	13,130	2,378	1,045	1,333	(347)	(711)	(71)
Discontinued operations		572	—	572	89	51	38	1	—	—

Total	$	14,494	(792)	13,702	2,467	1,096	1,371	(346)	(711)	(71)

2018		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	3,302	(91)	3,211	1,217	148	1,069	(33)	(32)	(3)
United States		3,614	—	3,614	686	369	317	(18)	(53)	(11)
EMEAA
United Kingdom		773	—	773	117	67	50	(7)	(12)	(22)
France		895	—	895	91	50	41	(47)	(13)	—
Germany		429	(75)	354	37	28	9	(8)	(3)	(4)
Spain		334	(47)	287	13	33	(20)	(16)	(3)	3
Philippines 1		448	—	448	93	36	57	(3)	(2)	(4)
Israel		630	—	630	87	21	66	—	(3)	(1)
Rest of EMEAA		1,090	(51)	1,039	157	72	85	(12)	(6)	(5)
SCA&C
Colombia 2		524	—	524	97	29	68	6	(7)	(22)
Panama 2		222	—	222	66	17	49	(3)	(1)	—
Caribbean TCL 3		254	(5)	249	58	19	39	(15)	(3)	(2)
Dominican Republic		218	(16)	202	61	10	51	(1)	(1)	2
Rest of SCA&C 2		590	(20)	570	133	21	112	(7)	(3)	14
Others		1,247	(734)	513	(228)	62	(290)	(132)	(580)	53

Continuing operations		14,570	(1,039)	13,531	2,685	982	1,703	(296)	(722)	(2)
Discontinued operations		868	—	868	147	71	76	(1)	(2)	—

Total	$	15,438	(1,039)	14,399	2,832	1,053	1,779	(297)	(724)	(2)

1
CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2020 and 2019, there is a non-controlling
interest in CHP of 22.16% and 33.22% of its ordinary shares (note 21.4).

2
CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2020 and 2019, there is a non-controlling
interest in CLH of 7.63% and 26.83%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 21.4).

3
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2020 and 2019, there is a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).

Debt by reportable segment is disclosed in note 17.1. As of December 31, 2020 and 2019, selected statement of financial position information by reportable segment was as follows:

2020		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$	—	3,837	3,837	1,523	2,314	144
United States		146	12,296	12,442	2,490	9,952	284
EMEAA
United Kingdom		6	1,507	1,513	1,368	145	55
France		53	999	1,052	585	467	62
Germany		4	412	416	357	59	24
Spain		—	1,023	1,023	230	793	22
Philippines		—	761	761	158	603	82
Israel		—	769	769	507	262	28
Rest of EMEAA		9	1,172	1,181	417	764	51
SCA&C
Colombia		—	1,105	1,105	514	591	14
Panama		—	295	295	78	217	3
Caribbean TCL		—	493	493	258	235	16
Dominican Republic		—	158	158	66	92	2
Rest of SCA&C		—	333	333	162	171	7
Others		292	1,568	1,860	9,754	(7,894)	1

Total		510	26,728	27,238	18,467	8,771	795
Assets held for sale and related liabilities (note 13.1)		—	187	187	6	181	—

Total consolidated	$	510	26,915	27,425	18,473	8,952	795

2019		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$	—	3,910	3,910	1,443	2,467	199
United States		143	13,755	13,898	2,440	11,458	398
EMEAA
United Kingdom		6	1,556	1,562	1,225	337	67
France		50	928	978	460	518	38
Germany		4	397	401	353	48	25
Spain		—	1,190	1,190	185	1,005	34
Philippines		—	689	689	141	548	84
Israel		—	611	611	429	182	33
Rest of EMEAA		11	1,168	1,179	435	744	65
SCA&C
Colombia		—	1,187	1,187	428	759	25
Panama		—	337	337	105	232	10
Caribbean TCL		—	542	542	236	306	21
Dominican Republic		—	193	193	66	127	8
Rest of SCA&C		—	381	381	164	217	18
Others		267	1,199	1,466	10,392	(8,926)	8

Total		481	28,043	28,524	18,502	10,022	1,033
Assets held for sale and related liabilities (note 13.1)		—	839	839	37	802	—

Total consolidated	$	481	28,882	29,363	18,539	10,824	1,033

1
In 2020 and 2019, the column “Additions to fixed assets” includes capital expenditures, which comprises acquisitions of property, machinery and equipment as well as additions of assets for the right-of-use,
for combined amounts of $795 and $1,033, respectively (note 15).

Revenues by line of business and reportable segment for the years ended December 31, 2020, 2019 and 2018 were as follows:

2020		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,001	628	172	587	(710)	2,678
United States		1,599	2,255	954	481	(1,296)	3,993
EMEAA
United Kingdom		201	274	314	229	(279)	739
France		—	647	340	8	(200)	795
Germany		210	202	69	116	(145)	452
Spain		233	83	24	25	(62)	303
Philippines		398	—	—	3	(3)	398
Israel		—	623	195	113	(177)	754
Rest of EMEAA		643	363	80	34	(177)	943
SCA&C
Colombia		294	119	34	64	(107)	404
Panama		67	14	4	4	(16)	73
Caribbean TCL		245	5	7	15	(28)	244
Dominican Republic		185	15	5	38	(25)	218
Rest of SCA&C		458	32	9	24	(32)	491
Others		—	—	—	959	(474)	485

Continuing operations		6,534	5,260	2,207	2,700	(3,731)	12,970
Discontinued operations		68	28	55	53	(15)	189

Total	$	6,602	5,288	2,262	2,753	(3,746)	13,159

2019		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,009	798	196	445	(656)	2,792
United States		1,608	2,189	917	332	(1,266)	3,780
EMEAA
United Kingdom		227	310	290	246	(324)	749
France		—	720	355	4	(210)	869
Germany		192	184	62	43	(67)	414
Spain		228	86	23	18	(61)	294
Philippines		457	—	—	2	(1)	458
Israel		—	554	166	78	(138)	660
Rest of EMEAA		609	378	89	28	(160)	944
SCA&C
Colombia		363	176	53	51	(139)	504
Panama		141	49	15	12	(38)	179
Caribbean TCL		241	9	5	9	(24)	240
Dominican Republic		194	27	8	25	(26)	228
Rest of SCA&C		448	48	11	18	(31)	494
Others		—	—	—	1,107	(582)	525

Continuing operations		6,717	5,528	2,190	2,418	(3,723)	13,130
Discontinued operations		229	110	154	85	(6)	572

Total	$	6,946	5,638	2,344	2,503	(3,729)	13,702

2018		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,302	898	210	642	(841)	3,211
United States		1,584	2,088	850	393	(1,301)	3,614
EMEAA
United Kingdom		237	325	300	281	(370)	773
France		—	735	353	9	(202)	895
Germany		186	197	56	136	(221)	354
Spain		250	70	19	17	(69)	287
Philippines		444	—	3	2	(1)	448
Israel		—	521	159	110	(160)	630
Rest of EMEAA		656	416	94	205	(332)	1,039
SCA&C
Colombia		353	189	55	92	(165)	524
Panama		171	71	23	14	(57)	222
Caribbean TCL		245	10	5	13	(24)	249
Dominican Republic		178	27	9	24	(36)	202
Rest of SCA&C		510	63	14	24	(41)	570
Others		—	—	—	1,285	(772)	513

Continuing operations		7,116	5,610	2,150	3,247	(4,592)	13,531
Discontinued operations		420	219	236	144	(151)	868

Total	$	7,536	5,829	2,386	3,391	(4,743)	14,399